Loans Receivable and Allowance for Loan Losses - Allowance for Loan Losses (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				$ 4,360,000				$ 3,475,000	$ 4,360,000	$ 3,475,000	$ 3,071,000
Charge-offs									(247,000)	(183,000)	(313,000)
Recoveries									2,000	3,000
Provision charged to operations	$ 541,000	$ 413,000	$ 505,000	526,000	$ 703,000	$ 189,000	$ 100,000	73,000	1,985,000	1,065,000	717,000
Total allowance for loan losses, ending balance	6,100,000				4,360,000				6,100,000	4,360,000	3,475,000
Allowance for loan losses:
Individually evaluated for impairment												$ 0	$ 0
Collectively evaluated for impairment												6,100,000	4,360,000
Total	6,100,000			4,360,000	4,360,000			3,475,000	6,100,000	4,360,000	3,475,000	6,100,000	4,360,000
Loans:
Individually evaluated for impairment												2,052,000	1,616,000
Collectively evaluated for impairment												1,008,199,000	779,909,000
Total												1,010,251,000	781,525,000
Real Estate [Member]
Loans:
Total												996,820,000	771,317,000
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				2,922,000				2,704,000	2,922,000	2,704,000	2,460,000
Charge-offs									(247,000)	(183,000)	(313,000)
Recoveries									2,000	3,000
Provision charged to operations									430,000	398,000	557,000
Total allowance for loan losses, ending balance	3,107,000				2,922,000				3,107,000	2,922,000	2,704,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												3,107,000	2,922,000
Total	3,107,000			2,922,000	2,922,000			2,704,000	2,922,000	2,922,000	2,704,000	3,107,000	2,922,000
Loans:
Individually evaluated for impairment												1,665,000	1,221,000
Collectively evaluated for impairment												700,773,000	616,473,000
Total												702,438,000	617,694,000
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				505,000				350,000	505,000	350,000	186,000
Provision charged to operations									720,000	155,000	164,000
Total allowance for loan losses, ending balance	1,225,000				505,000				1,225,000	505,000	350,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												1,225,000	505,000
Total	1,225,000			505,000	505,000			350,000	505,000	505,000	350,000	1,225,000	505,000
Loans:
Individually evaluated for impairment												191,000	197,000
Collectively evaluated for impairment												123,727,000	56,047,000
Total												123,918,000	56,244,000
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance								1,000		1,000	2,000
Provision charged to operations										(1,000)	(1,000)
Total allowance for loan losses, ending balance											1,000
Allowance for loan losses:
Total								1,000		1,000	1,000
Loans:
Total												0	0
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				865,000				353,000	865,000	353,000	224,000
Provision charged to operations									821,000	512,000	129,000
Total allowance for loan losses, ending balance	1,686,000				865,000				1,686,000	865,000	353,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												1,686,000	865,000
Total	1,686,000			865,000	865,000			353,000	865,000	865,000	353,000	1,686,000	865,000
Loans:
Individually evaluated for impairment												184,000	186,000
Collectively evaluated for impairment												170,280,000	97,193,000
Total												170,464,000	97,379,000
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				2,000					2,000
Provision charged to operations									26,000	2,000
Total allowance for loan losses, ending balance	28,000				2,000				28,000	2,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												28,000	2,000
Total	28,000			2,000	2,000				2,000	2,000		28,000	2,000
Loans:
Collectively evaluated for impairment												2,571,000	201,000
Total												2,571,000	201,000
Consumer [Member]
Loans:
Total												10,860,000	10,007,000
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				44,000				42,000	44,000	42,000	45,000
Provision charged to operations									(10,000)	2,000	(3,000)
Total allowance for loan losses, ending balance	34,000				44,000				34,000	44,000	42,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												34,000	44,000
Total	34,000			44,000	44,000			42,000	44,000	44,000	42,000	34,000	44,000
Loans:
Individually evaluated for impairment												12,000	12,000
Collectively evaluated for impairment												10,285,000	9,325,000
Total												10,297,000	9,337,000
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance											1,000
Provision charged to operations											(1,000)
Allowance for loan losses:
Individually evaluated for impairment												0	0
Total											1,000
Loans:
Collectively evaluated for impairment												563,000	670,000
Total												563,000	670,000
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				22,000				25,000	22,000	25,000	153,000
Provision charged to operations									(2,000)	(3,000)	(128,000)
Total allowance for loan losses, ending balance	20,000				22,000				20,000	22,000	25,000
Allowance for loan losses:
Individually evaluated for impairment												0	0
Collectively evaluated for impairment												20,000	22,000
Total	$ 20,000			$ 22,000	$ 22,000			$ 25,000	$ 22,000	$ 22,000	$ 25,000	$ 20,000	$ 22,000